Property, plant and equipment and intangible assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Property, plant and equipment and intangible assets [abstract]
Balance, beginning	$ 69,953
Additions	4,929
Transfers	44
Disposals and reclassifications	(16)
Expensed exploration expenditures and impairment losses	0
Depreciation, amortisation and net impairment losses	(6,946)
Effect of foreign currency translation adjustments	(4,022)
Balance, ending	63,941
Intangible Assets [Abstract]
Intangibles beginning	10,738
Additions	421
Transfers	(44)
Disposals and reclassifications	(4)
Expensed exploration expenditures and impairment losses	(560)
Amortisation and net impairment losses	(13)
Effect of foreign currency translation adjustments	(221)
Intangibles ending	$ 10,317